Average Annual Total Returns		24 Months Ended	52 Months Ended
	Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Equal Weight Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Equal Weight Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.53%	11.06%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.81%	14.60%
Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Value Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.37%	12.87%
CornerCap Fundametrics Large-Cap ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.98%	14.30%
Performance Inception Date	Aug. 19, 2020
CornerCap Fundametrics Large-Cap ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.52%	13.85%
CornerCap Fundametrics Large-Cap ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.82%	11.37%